DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

5	DISCONTINUED OPERATIONS

Effective December 31, 2019, the Company sold 100% of the outstanding common stock of its subsidiary, Qpagos Corp to Vivi. The operations of Qpagos Corp and its two Mexican entities; QPagos S.A.P.I. de C.V. and Redpag Electrónicos S.A.P.I. de C.V, which represent substantially all of its assets, are reported as discontinued operations.

The statement of operations from discontinued operations is as follows:

Year ended
December 31,
2019
Net Revenue	$11,480,637

Cost of Goods Sold	11,525,223
Gross (loss) profit	(44,586)

General and administrative	953,491
Depreciation and amortization and impairment costs	45,360
Total Expense	998,851

Loss from Operations	(1,043,437)

Other income	6,648
Foreign currency gain	383,542
Loss before taxation	(653,247)
Taxation	-
Loss from discontinued operations, net of taxation	$(653,247)